Document and Entity Information	Feb. 14, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 14, 2025
Entity Registrant Name	Gritstone bio, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38663
Entity Tax Identification Number	47-4859534
Entity Address Address Line 1	5959 Horton Street, Suite 300
Entity Address City Or Town	Emeryville
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94608
City Area Code	510
Local Phone Number	871-6100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	GRTSQ
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001656634